PRIVATE PLACEMENT (Details Narrative) - USD ($)						12 Months Ended
	Feb. 10, 2022	Feb. 09, 2022	Jan. 13, 2022	May 25, 2021	May 07, 2021	Dec. 31, 2023	Dec. 31, 2022	Jan. 08, 2024
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering			101,000,000
Shares issued price per share			$ 10.10					$ 11.23
Proceeds from private placement							$ 4,511,301
Broad Capital LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering				80,000	2,875,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering			446,358
Shares issued price per share			$ 10.00
Proceeds from private placement			$ 4,463,580
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering	159,069	159,069
Shares issued price per share	$ 10.00
Proceeds from over allotment	$ 1,606,597	$ 1,606,597
Over-Allotment Option [Member] | Broad Capital LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering			4,772
Shares issued price per share			$ 10.00
Proceeds from private placement			$ 47,720